Cover	Mar. 10, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 10, 2025
Entity File Number	0-56615
Entity Registrant Name	Longduoduo Co Ltd
Entity Central Index Key	0001892316
Entity Tax Identification Number	37-2018431
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	G3-5-8016, Shui’an Town
Entity Address, Address Line Two	Ruyi Headquarters Base
Entity Address, Address Line Three	Hohhot Economic Development Zone
Entity Address, City or Town	Inner Mongolia
Entity Address, Country	CN
Entity Address, Postal Zip Code	0472
City Area Code	86
Local Phone Number	510-4980
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false